Provisions and Contingent Liabilities - Summary of Change in Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Beginning balance	$ 212.7	$ 202.9	$ 242.4
Additions	101.4	205.1	144.2
Interest	5.5	9.0	7.4
Used/payments	(64.3)	(192.3)	(92.9)
Reversals	(16.3)	(24.2)	(55.6)
Translation adjustments	(9.6)	(27.3)	(3.1)
Reclassification - Liabilities held for sale		39.5	(39.5)
Ending balance	229.4	212.7	202.9
Product warranties [member]
Disclosure of provisions [line items]
Beginning balance	73.9	67.1	98.0
Additions	43.3	42.0	54.2
Interest	0.0	0.0	0.0
Used/payments	(25.9)	(30.4)	(29.7)
Reversals	(13.6)	(15.8)	(43.2)
Translation adjustments	(0.2)	(1.0)	(0.2)
Reclassification - Liabilities held for sale		12.0	(12.0)
Ending balance	77.5	73.9	67.1
Provisions labor, taxes and civil [member]
Disclosure of provisions [line items]
Beginning balance	55.4	66.4	58.4
Additions	6.0	8.5	23.8
Interest	3.8	5.4	5.2
Used/payments	(4.8)	(4.7)	(7.1)
Reversals	(2.7)	(8.0)	(10.6)
Translation adjustments	(4.0)	(13.6)	(1.9)
Reclassification - Liabilities held for sale		1.4	(1.4)
Ending balance	53.7	55.4	66.4
Post retirement benefits [member]
Disclosure of provisions [line items]
Beginning balance	27.9	11.7	31.7
Additions	11.8	2.5	0.0
Interest	1.7	3.6	2.2
Used/payments	(0.3)	(2.2)	0.0
Reversals	0.0	0.0	(1.8)
Translation adjustments	(1.7)	(7.4)	(0.7)
Reclassification - Liabilities held for sale		19.7	(19.7)
Ending balance	39.4	27.9	11.7
Taxes [member]
Disclosure of provisions [line items]
Beginning balance	34.5	41.7	31.4
Additions	37.9	147.2	63.9
Interest	0.0	0.0	0.0
Used/payments	(32.4)	(154.4)	(54.0)
Reversals	0.0	0.0	0.0
Translation adjustments	(3.4)	0.0	0.4
Reclassification - Liabilities held for sale		0.0	0.0
Ending balance	36.6	34.5	41.7
Environmental provision [Member]
Disclosure of provisions [line items]
Beginning balance	1.4	0.3	2.4
Additions	0.5	0.4	2.3
Interest	0.0	0.0	0.0
Used/payments	(0.9)	(0.6)	(1.7)
Reversals	0.0	(0.4)	0.0
Translation adjustments	(0.3)	(0.9)	(0.1)
Reclassification - Liabilities held for sale		2.6	(2.6)
Ending balance	0.7	1.4	0.3
Other [member]
Disclosure of provisions [line items]
Beginning balance	19.6	15.7	20.5
Additions	1.9	4.5	0.0
Interest	0.0	0.0	0.0
Used/payments	0.0	0.0	(0.4)
Reversals	0.0	0.0	0.0
Translation adjustments	0.0	(4.4)	(0.6)
Reclassification - Liabilities held for sale		3.8	(3.8)
Ending balance	$ 21.5	$ 19.6	$ 15.7